PREFERRED STOCK	12 Months Ended
Dec. 31, 2022
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred Stock
Note 8: Preferred Stock
The rights and preferences of the preferred stock are as follows:
Dividends
-
The preferred stock Series A,
A-1,
B,
B-1,
and C are subject to a cumulative annual dividend rate of 6% per share (which shall accrue from day to day) on the Series’ Original Issue Price, whether or not declared. At December 31, 2022, $
3,707,559
in Series A preferred stock dividends, $
1,669,728
in Series
A-1
preferred stock dividends, $4,932,159 in Series B preferred stock dividends, $2,813,127 in Series
B-1
preferred stock dividends, and $366,641 in Series C preferred stock dividends were in arrears. At December 31, 2021, $3,227,559 in Series A preferred stock dividends, $1,429,728 in Series
A-1
preferred stock dividends, $3,995,233 in Series B preferred stock dividends, $1,631,127 in Series
B-1
preferred stock dividends, and $17,122 in Series C preferred stock dividends were in arrears.
Liquidation
-
In the event of liquidation, dissolution, or winding up of the Company, or a merger or a similar extraordinary transaction, preferred stockholders are entitled to receive, on a pari passu basis and in preference to common stockholders, an amount equal to the original purchase price plus cumulative annual dividends at a rate of 6% per annum. Upon a liquidation event, at December 31, 2022, preferred stock holders’ liquidation value amounts to $11,707,559, $5,669,728, $20,547,599, $22,513,127 and $12,030,361 for Series A, Series
A-1,
Series B, Series
B-1
and Series C, respectively.
Voting
-
On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of the stockholders in lieu of meeting), each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by each holder are convertible, as of the record date, for determining stockholders entitled to vote on such matter.
Conversion
-
Preferred shares are convertible into one common stock at the conversion prices based on the preferred stock series. Series A preferred stock is convertible at $1.00 per share, Series
A-1
convertible at $1.15, Series B at $5.00 per share, Series
B-1
at $0.80 per share, and Series C at $5.00 per share. All preferred share series can be converted into common at any time.